Note 13 - Operating Lease Right-of-use Assets and Liabilities - Payments Required (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 170,079
2025	79,530
2026	50,608
Total	300,217
Discount based on incremental borrowing rate	(25,161)
Operating lease liabilities, including current portion	$ 275,056